Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100			Value of Initial Fixed
					Investment Based On:			$100 Investment
						Solactive EPIC		Based On:
						Core Photonic		NASDAQ
	Summary		Compensation	Compensation		USD Index		Composite Index
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Total
	Table Total for	Actually Paid	for Non-PEO	for Non-PEO	Shareholder	Shareholder	Net Income	Shareholder
Year	PEO ($) (1) (2)	to PEO ($) (1) (3)	NEO ($) (4)	NEO's ($) (5)	Return ($) (6)	Return ($) (7)	(Loss) ($) (8)	Return ($) (9)

2022	1,459,996	200,166	1,216,991	(7,379)	616	100	(17,230,480)	128
2021	3,073,321	5,683,051	3,034,845	5,644,575	2,126	172	(18,631,381)	189
2020	323,452	281,982	306,867	265,397	133	140	(6,715,564)	149

Company Selected Measure Name	NASDAQ Composite Index
Named Executive Officers, Footnote [Text Block]
1.	Our PEO for 2020, 2021 and 2022 was Dr. Michael S. Lebby

Peer Group Issuers, Footnote [Text Block]

6.	The total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

7.	The peer group used is the Solactive EPIC Core Phototonics USD Index, as used the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

8.	The dollar amounts reported are the Company’s GAAP net income (loss) reflected in the Company’s audited financial statements.

9.	The Company selected measure is the NASDAQ Composite Index, as used the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 1,459,996	$ 3,073,321	$ 323,452
PEO Actually Paid Compensation Amount	$ 200,166	5,683,051	281,982
Adjustment To PEO Compensation, Footnote [Text Block]

2.	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for each listed year.

3.	Represents the compensation paid to our PEO in each year listed. Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year. This dollar amount is derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules, as shown in the table below:

PEO	2022	2021	2020
Summary Compensation Table Total	$1,459,996	$3,073,321	$323,452

Subtract grant date fair value of option awards and stock awards granted in fiscal year	(922,205)	(153,875)	(42,178)
Add fair value at fiscal year-end of outstanding and uninvested option awards and stock awards granted in fiscal year	0	2,188,521	0
Adjust for change in fair value of outstanding and uninvested option awards and stock awards granted in prior fiscal year	(319,842)	0	1,905
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year	626,983	564,390	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(644,766)	10,694	(1,197)
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year	0	0	0

Compensation actually paid	$200,166	$5,683,051	$281,982

The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are:

	2022	2021	2020
Expected life (in years)	8.30 - 9.97 years	8.21 - 9.97 years	8.30 - 9.19 years
Volatility	74.16% - 77.51%	71.70% - 76.30%	69.80% - 70.78%
Risk-free rate	1.79% - 4.1%	1.09% - 1.63%	0.56% - 1.54%
Expected dividend yield	0%	0%	0%

Non-PEO NEO Average Total Compensation Amount	$ 1,216,991	3,034,845	306,867
Non-PEO NEO Average Compensation Actually Paid Amount	$ (7,379)	5,644,575	265,397
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

4.	Our NEO other than our PEO for 2020, 2021 and 2022 was James S. Marcelli. Represents the total compensation paid to our NEO other than our PEO in each listed year, as shown in our Summary Compensation Table for each listed year.

5.	Represents the compensation actually paid to our NEO other than our PEO in each year listed. Compensation actually paid does not mean that our NEO was actually paid those amounts in the listed year, but this is a dollar amount is derived from the starting point of Summary of Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below:

NEO other than PEO	2022	2021	2020
Summary Compensation Table Total	$1,216,991	$3,034,845	$306,867

Subtract grant date fair value of option awards and stock awards granted in fiscal year	(770,288)	(153,875)	(42,178)
Add fair value at fiscal year-end of outstanding and uninvested option awards and stock awards granted in fiscal year	0	2,188,521	0
Adjust for change in fair value of outstanding and uninvested option awards and stock awards granted in prior fiscal year	(319,842)	0	1,905
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year	510,526	564,390	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(644,766)	10,694	(1,197)
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year	0	0	0

Compensation actually paid	$(7,379)	$5,644,575	$265,397

The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are:

	2022	2021	2020
Expected life (in years)	8.30 - 9.97 years	8.21 - 9.97 years	8.30 - 9.19 years
Volatility	74.16% - 77.51%	71.70% - 76.30%	69.80% - 70.78%
Risk-free rate	1.79% - 4.1%	1.09% - 1.63%	0.56% - 1.54%
Expected dividend yield	0%	0%	0%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid, as determined under rules adopted pursuant to the Dodd-Frank Act and reflected in the Pay Versus Performance table above for our CEO (PEO) and cumulative total shareholder return (TSR) were both higher in 2021 relative to 2020. The cumulative TSR for 2022 was higher relative to 2020, but the CEO Compensation Actually Paid was lower in 2022 relative to 2020.

Compensation Actually Paid, as determined under rules adopted pursuant to the Dodd-Frank Act and reflected in the Pay Versus Performance table above for our COO (NEO other than PEO) and cumulative total shareholder return (TSR) were both higher in 2021 relative to 2020. The cumulative TSR for 2022 was higher relative to 2020, but the COO Compensation Actually Paid was lower in 2022 relative to 2020.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

During 2020, our cumulative TSR was less than the cumulative TSR of the Solactive EPIC Core Photonic USD Index as well as the cumulative TSR of the NASDAQ Composite Index measured on the same basis. During 2021 and 2022 our cumulative TSR outperformed the cumulative TSR of the Solactive EPIC Core Photonic USD Index as well as the cumulative TSR of the NASDAQ Composite Index measured on the same basis.

Tabular List [Table Text Block]

Tabular List of Performance Measure

The list below includes the financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs, for 2022, to Company performance. The Company is pre-revenue and does not have revenue or profit related financial performance measures.

Performance Measure:

•	Strategic goals, including patent applications and foundry matters
•	Operational goals, including product testing and development
•	Financial goals, including obtaining additional capital
•	Stock price

Total Shareholder Return Amount	$ 616	2,126	133
Peer Group Total Shareholder Return Amount	100	172	140
Net Income (Loss)	$ (17,230,480)	$ (18,631,381)	$ (6,715,564)
Company Selected Measure Amount	128	189	149
PEO Name	Dr. Michael S. Lebby	Dr. Michael S. Lebby	Dr. Michael S. Lebby
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Strategic goals, including patent applications and foundry matters
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operational goals, including product testing and development
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Financial goals, including obtaining additional capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
PEO [Member] | Subtract Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (922,205)	$ (153,875)	$ (42,178)
PEO [Member] | Add Fair Value At Fiscal Year End Of Outstanding And Uninvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,188,521	0
PEO [Member] | Adjust For Change In Fair Value Of Outstanding And Uninvested Option Awards And Stock Awards Granted In Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(319,842)	0	1,905
PEO [Member] | Add Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	626,983	564,390	0
PEO [Member] | Adjust For Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(644,766)	10,694	(1,197)
PEO [Member] | Subtract Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In The Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Subtract Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(770,288)	(153,875)	(42,178)
Non-PEO NEO [Member] | Add Fair Value At Fiscal Year End Of Outstanding And Uninvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,188,521	0
Non-PEO NEO [Member] | Adjust For Change In Fair Value Of Outstanding And Uninvested Option Awards And Stock Awards Granted In Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(319,842)	0	1,905
Non-PEO NEO [Member] | Add Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	510,526	564,390	0
Non-PEO NEO [Member] | Adjust For Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(644,766)	10,694	(1,197)
Non-PEO NEO [Member] | Subtract Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In The Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0